WARRANTS	12 Months Ended
Dec. 31, 2021
Disclosure Of Warrants [Abstract]
WARRANTS	WARRANTS
Pursuant to the Business combination arrangement dated November 8, 2020 (refer note 1) the private and public warrants issued as a part of SPAC transactions were transferred (cancelled and re-issued) with the same terms and conditions immediately after closure of merger transactions, March 24, 2021.

The Warrants issued by Arrival as of March 24 were as follows:

Warrants	Number of Warrants	Value (EUR thousand)
Private Warrants	7,175,000	67,603
Public Warrants	12,937,493	108,972
Total	20,112,493	176,575

As per IFRS 2, the initial recognition of Warrants has been charged to the consolidated statement of profit and (loss) and it is presented as Listing expense (see note 22).
The amount recognized at initial recognition date for the private warrants has been computed using a Black Scholes model and for the public warrants using the opening trading price of Arrival Warrants (“ARVLW”). As per the terms of the warrant arrangement:

Redemption of Warrants for cash

–Arrival has an option to early redeem the warrants with a 30 days’ notice on a cash or cashless redemption if the reported sale price of the ordinary shares is at least USD 18 for 20 consecutive dates. In case of cashless redemption, the number of shares that will be given will be determined as a difference between strike price and fair value of the shares on warrant multiplied with total number of shares under the warrant. However, once the redemption notice has been served, it is at the option of the warrant holders to exercise the Warrants or they may be entitled to USD 0.01 per warrant on the completion of the redemption notice period.
–In case of a cash redemption of Warrants, the Warrants are exercisable at a price of USD 11.50 per Warrant.
–The ordinary shares of Arrival are designated in Euro. However, the Warrants are exercisable in USD.
Redemption of Warrants for Ordinary Shares

–All outstanding Warrants may be redeemed, at the option of the Company, commencing 90 days after they are first exercisable and prior to their expiration, at a Redemption Price of USD 0.10 (the "Alternative Redemption Price") per Warrant provided that the last reported sales price of the ordinary shares reported has been at least USD 10.00 per share on the trading day prior to the date on which notice of the redemption is given and provided that there is an effective registration statement covering the shares of ordinary shares issuable upon exercise of the Warrants and a current prospectus relating thereto, available throughout the 30-day Redemption Period. During the 30-day Redemption Period in connection with a redemption Registered Holders of the Warrants may elect to receive, in lieu of the Alternative Redemption Price, a number of shares of ordinary shares per Warrant between 0.034 share per warrant and 0.365 share per warrant.

Private Warrants are exempted from certain clauses of the Warrant agreement as long as at the time of redemption such Warrants are continued to be held by the original investors as defined in the agreement.

On June 18, 2021, Arrival, in accordance with the terms of the arrangement issued a redemption notice for cash redemption of all the public warrants for USD 11.50 per share where in each warrant holder would be entitled to one share. This notice provided 30 days (up to July 19, 2021) to the warrant holders to exercise the Warrants. In the event the Warrants are not exercised by end of notice period, the warrant holders would be entitled USD 0.01 for each warrant not exercised.

The fair value movement of public and private warrants that were exercised amounted to EUR 82,951,028 which is recognized in fair value of warrants in finance income (see note 21).

As of the date of the exercise of the public warrants, the value of these warrants as per IFRS 9 equals the intrinsic value. The Intrinsic value is the difference between the fair value of the shares issued as of the date of the exercise date and the strike price of USD 11.50.

The intrinsic value of the private warrants at the exercise date equals the fair value of the shares received by the warrants holders, exercise being on cashless basis.

Since the listing and up to December 31, 2021, 12,225,957 public warrants and 4,783,334 private warrants have been exercised for a total cash consideration of EUR 118,570,187 and 711,536 public warrants have been redeemed for a total cash consideration of EUR 6,045.

The movement of the warrants during the year was as follows:

Warrants	Number of Warrants	Value (EUR thousand)
January 1, 2021	—	—
Warrants issued by Arrival	20,112,493	176,575
Change in fair value	—	(102,173)
Warrants exercised	(17,009,291)	(69,443)
Warrants redeemed	(711,536)	(6)
Foreign exchange difference	—	(1,762)
Total	2,391,666	3,191

As of December 31, 2021 the fair value movement of the Warrants outstanding as of balance sheet amounted to EUR 19,221,515 which has been recognized as part of the change in fair value of warrants in finance income (see note 21).

As per the terms of the Warrant agreement, the Warrant holders and Arrival have option to exercise these Warrants subject to certain conditions by March 2026.